Operating Leases (Tables)	12 Months Ended
Dec. 31, 2022
Operating Leases [Abstract]
Other Information Related to Leases
Other information related to leases was as follows:

(dollars in thousands)	2022	2021	2020
Operating lease cost	$8,213	$8,128	$8,044
Variable lease cost	2,183	2,015	2,029
Total Lease costs	$10,396	$10,143	$10,073

Supplemental Cash Flows Information
Supplemental cash flows information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$8,327	$8,192	$8,042

Right-of-use assets obtained in exchange for lease obligations:	$3,089	$6,588	$2,548

Weighted average remaining lease term (years)	8.9	9.3	9.0
Weighted average discount rate	3.0%	3.0%	3.2%

Future Minimum Lease Payments
Future minimum lease payments under non-cancellable leases as of December 31, 2022 were as follows:

(dollars in thousands)
Year ending December 31,
2023	$8,310
2024	8,202
2025	7,795
2026	6,820
2027	5,541
Thereafter	19,260
Total lease payments	$55,928
Less: Interest	6,948
Present value of lease liabilities	$48,980